SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Structures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Structures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Furniture and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Furniture and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years